Sep. 02, 2020
MAINSTAY FUNDS TRUST | MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Short Duration High Yield Fund

MAINSTAY GROUP OF FUNDS

Supplement dated August 31, 2020 (“Supplement”) to:

MainStay Equity Funds, MainStay Fixed Income and Mixed Asset Funds, and MainStay Asset
Allocation Funds Prospectuses, each dated February 28, 2020, as amended,

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectuses and Statement of Additional Information.

1.	Effective immediately, Class R6 shares are not currently offered for sale for the following Funds:

MainStay Candriam Emerging Markets Debt Fund	MainStay MacKay Growth Fund
MainStay Conservative Allocation Fund	MainStay MacKay International Opportunities Fund
MainStay Conservative ETF Allocation Fund	MainStay MacKay S&P 500 Index Fund
MainStay Cushing® MLP Premier Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Defensive ETF Allocation Fund	MainStay MacKay Short Term Municipal Fund
MainStay Epoch Capital Growth Fund	MainStay MacKay Small Cap Core Fund
MainStay Epoch International Choice Fund	MainStay MacKay U.S. Equity Opportunities Fund
MainStay Equity Allocation Fund	MainStay MAP Equity Fund
MainStay Equity ETF Allocation Fund	MainStay Moderate Allocation Fund
MainStay Growth Allocation Fund	MainStay Moderate ETF Allocation Fund
MainStay Growth ETF Allocation Fund	MainStay Money Market Fund
MainStay MacKay Common Stock Fund	MainStay Short Term Bond Fund
MainStay MacKay Convertible Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.